Investment Portfolio - January 31, 2023

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 92.5%

Communication Services - 6.5%
Diversified Telecommunication Services - 1.3%
Cellnex Telecom S.A. - ADR (Spain)	399,688	$7,785,922
Entertainment - 0.7%
Ubisoft Entertainment S.A. (France)*	208,631	4,320,031
Interactive Media & Services - 4.5%
Auto Trader Group plc (United Kingdom)[1]	2,256,070	17,503,686
Tencent Holdings Ltd. (China)	211,700	10,315,912
		27,819,598
Total Communication Services		39,925,551
Consumer Discretionary - 8.9%
Hotels, Restaurants & Leisure - 1.0%
Restaurant Brands International, Inc. (Canada)	89,133	5,965,671
Household Durables - 2.4%
Nikon Corp. (Japan)	472,500	4,665,186
Sony Group Corp. (Japan)	114,100	10,195,016
		14,860,202
Internet & Direct Marketing Retail - 2.2%
Meituan - Class B (China)*1	21,170	473,274
MercadoLibre, Inc. (Brazil)*	10,949	12,938,324
		13,411,598
Textiles, Apparel & Luxury Goods - 3.3%
adidas AG (Germany)	96,275	15,501,838
lululemon athletica, Inc. (United States)*	16,526	5,071,499
		20,573,337
Total Consumer Discretionary		54,810,808
Consumer Staples - 15.4%
Beverages - 3.0%
Diageo plc (United Kingdom)	180,456	7,890,639
Heineken N.V. (Netherlands)	107,345	10,727,939
		18,618,578
Food Products - 4.8%
Danone S.A. (France)	110,117	6,038,738
Kerry Group plc - Class A (Ireland)	85,980	8,056,332
Nestle S.A. (United States)	126,487	15,432,560
		29,527,630
Household Products - 2.6%
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	8,464,000	16,113,985
Personal Products - 5.0%
Beiersdorf AG (Germany)	88,110	10,712,208
L’Oreal S.A. (France)	7,409	3,059,262
Unilever plc - ADR (United Kingdom)	323,806	16,546,487
		30,317,957
Total Consumer Staples		94,578,150
	SHARES	VALUE

COMMON STOCKS (continued)

Financials - 15.2%
Banks - 5.2%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	173,400	$5,541,864
FinecoBank Banca Fineco S.p.A. (Italy)	800,676	14,373,624
HDFC Bank Ltd. - ADR (India)	184,592	12,434,117
		32,349,605
Capital Markets - 6.2%
Allfunds Group plc (United Kingdom)	693,294	5,515,128
Avanza Bank Holding AB (Sweden)	460,710	10,630,243
Deutsche Boerse AG (Germany)	69,071	12,359,724
Intermediate Capital Group plc (United Kingdom)	555,550	9,559,586
		38,064,681
Insurance - 3.8%
Admiral Group plc (United Kingdom)	637,787	17,338,456
RenaissanceRe Holdings Ltd. (Bermuda)	30,498	5,968,154
		23,306,610
Total Financials		93,720,896
Health Care - 13.2%
Health Care Equipment & Supplies - 8.5%
Alcon, Inc. (Switzerland)	272,485	20,493,597
Getinge AB - Class B (Sweden)	615,399	13,863,452
Medtronic plc (United States)	209,904	17,566,866
		51,923,915
Pharmaceuticals - 4.7%
Dechra Pharmaceuticals plc (United Kingdom)	225,103	7,983,542
Novartis AG - ADR (Switzerland)	233,723	21,179,979
		29,163,521
Total Health Care		81,087,436
Industrials - 15.0%
Aerospace & Defense - 4.2%
Airbus SE (France)	72,651	9,107,956
BAE Systems plc (United Kingdom)	1,581,385	16,740,625
		25,848,581
Airlines - 1.0%
Ryanair Holdings plc - ADR (Ireland)*	70,116	6,347,602
Building Products - 1.7%
Assa Abloy AB - Class B (Sweden)	461,442	10,869,848
Commercial Services & Supplies - 1.9%
Cleanaway Waste Management Ltd. (Australia)	5,975,994	11,579,410
Machinery - 1.1%
Rotork plc (United Kingdom)	1,710,421	6,737,749
Road & Rail - 1.4%
Canadian National Railway Co. (Canada)	70,948	8,449,197
Trading Companies & Distributors - 1.6%
Brenntag SE (Germany)	85,462	6,379,572

Investment Portfolio - January 31, 2023

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors (continued)
IMCD N.V. (Netherlands)	20,568	$3,260,684
		9,640,256
Transportation Infrastructure - 2.1%
Auckland International Airport Ltd. (New Zealand)*	1,014,661	5,584,229
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	259,700	2,372,682
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	14,965	2,582,510
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	9,159	2,491,248
		13,030,669
Total Industrials		92,503,312
Information Technology - 13.9%
Electronic Equipment, Instruments & Components - 3.6%
Keyence Corp. (Japan)	28,400	13,074,478
Softwareone Holding AG (Germany)	565,771	9,135,161
		22,209,639
IT Services - 3.1%
Adyen N.V. (Netherlands)*1	8,462	12,793,758
Keywords Studios plc (Ireland)	91,845	3,225,912
StoneCo Ltd. - Class A (Brazil)*	262,915	2,934,132
		18,953,802
Semiconductors & Semiconductor Equipment - 4.8%
SK Hynix, Inc. (South Korea)	63,143	4,568,010
	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	212,580	$19,712,543
Tokyo Electron Ltd. (Japan)	14,900	5,207,913
		29,488,466
Software - 1.9%
Atlassian Corp. - Class A (United States)*	72,772	11,761,411
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co. Ltd. (South Korea)	59,058	2,941,694
Total Information Technology		85,355,012
Materials - 4.4%
Chemicals - 3.9%
Air Liquide S.A. (France)	115,728	18,426,920
Linde plc (United Kingdom)	17,516	5,796,745
		24,223,665
Metals & Mining - 0.5%
Barrick Gold Corp. (Canada)	149,641	2,925,481
Total Materials		27,149,146
TOTAL COMMON STOCKS
(Identified Cost $578,217,019)		569,130,311

SHORT-TERM INVESTMENT - 5.2%

Dreyfus Government Cash Management, Institutional Shares, 4.23%[2]
(Identified Cost $31,975,743)	31,975,743	31,975,743

TOTAL INVESTMENTS - 97.7%
(Identified Cost $610,192,762)		601,106,054
OTHER ASSETS, LESS LIABILITIES - 2.3%		13,920,751
NET ASSETS - 100%		$615,026,805

ADR - American Depositary Receipt

*Non-income producing security.

[1]	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $30,770,718, which represented 5.0% of the Series’ Net Assets.

2 Rate shown is the current yield as of January 31, 2023.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following country:

United Kingdom - 18.1%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Investment Portfolio - January 31, 2023

(unaudited)

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$39,925,551	$7,785,922	$32,139,629	$—
Consumer Discretionary	54,810,808	23,975,494	30,835,314	—
Consumer Staples	94,578,150	32,660,472	61,917,678	—
Financials	93,720,896	23,944,135	69,776,761	—
Health Care	81,087,436	59,240,442	21,846,994	—
Industrials	92,503,312	22,243,239	70,260,073	—
Information Technology	85,355,012	34,408,086	50,946,926	—
Materials	27,149,146	8,722,226	18,426,920	—
Short-Term Investment	31,975,743	31,975,743	—	—
Total assets	$601,106,054	$244,955,759	$356,150,295	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2022 or January 31, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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